STOCKHOLDERS' DEFICIT - Preferred Stock (Details) - CONCORD ACQUISITION CORP III - $ / shares	Dec. 31, 2023	Dec. 31, 2022
STOCKHOLDERS' DEFICIT
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0